Debt (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 19, 2025 USD ($) $ / shares	Jul. 12, 2024 USD ($)
Borrowings [Abstract]
Total long-term and current debt		$ 250,000,000.0	$ 0
Long-term debt		250,000,000.0	0
Debt Rollforward [Abstract]
Borrowings, beginning balance		0
Debt issued		250,000,000.0
Debt repayments	$ 308,300,000	308,300,000	0
Borrowings, ending balance		250,000,000.0	$ 0
Borrowings, covenant, minimum interest coverage ratio | $ / shares				3.0
Borrowings, covenant, maximum net leverage ratio | $ / shares				3.5
Accrued interest		8,200,000
Argonaut Transaction
Debt Rollforward [Abstract]
Acquired debt from Argonaut		299,700,000
Debt repayments		299,700,000
Revolving Credit Facility
Borrowings [Abstract]
Total long-term and current debt		250,000,000.0			$ 218,000,000
Debt Rollforward [Abstract]
Borrowings, ending balance		250,000,000.0
Undrawn borrowing facilities		250,000,000
Borrowing facilities, maximum borrowing capacity		500,000,000
Borrowing facilities, accordion feature				$ 250,000,000
Revolving Credit Facility | Secured Overnight Financing Rate (SOFR)1
Debt Rollforward [Abstract]
Borrowings, interest rate				1.45%
Revolving Credit Facility | Carrying Amount
Borrowings [Abstract]
Total long-term and current debt		250,000,000.0
Debt Rollforward [Abstract]
Borrowings, ending balance		250,000,000.0
Revolving Credit Facility - Drawn Amounts
Debt Rollforward [Abstract]
Debt issued		$ 250,000,000
Stand-by fees		0.42%
Revolving Credit Facility - Drawn Amounts | Secured Overnight Financing Rate (SOFR)1
Debt Rollforward [Abstract]
Borrowings, interest rate		1.875%
Amended Revolving Credit Facility
Debt Rollforward [Abstract]
Borrowings, interest rate				1.45%
Stand-by fees		0.29%
Borrowing facilities, maximum borrowing capacity				$ 750,000,000
Amended Revolving Credit Facility | Secured Overnight Financing Rate (SOFR)1
Debt Rollforward [Abstract]
Borrowings, interest rate				2.50%